Mineral Rights and Properties, Net (Tables)	12 Months Ended
Jun. 30, 2022
Mineral Properties, Net [Abstract]
Summary of Mineral Interests and Properties
Mineral Interests and Properties consisted of the following at June 30.

	2022	2021
	(in thousands)
Mineral properties—Fort Cady	$6,733	$6,733
Hydrology wells	547	547
Mineral interest—Elementis lease	908	722
Asset retirement cost, net of accumulated amortization of $6 and $0 at June 30, 2022 and 2021, respectively (1)	176	79

	$8,364	$8,081

(1)	Asset retirement costs represent the carrying value of capitalized costs associated with asset retirement obligations discussed in Note 5.